Equity affiliates, other investments and related parties - Associates (Details) $ in Millions		12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Associates
Non-current assets	$ 188,916	$ 188,916	$ 184,125	$ 178,140
Current assets	96,571	96,571	99,529	125,724
TOTAL ASSETS	285,487	285,487	283,654	303,864
Shareholder's equity	120,255	120,255	119,453	114,570	$ 114,999
Non-current liabilities	77,272	77,272	75,416	79,516
Current liabilities	87,960	87,960	88,785	109,778
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	285,487	285,487	283,654	303,864
Revenues from sales		195,610	218,945	263,310
Net income		16,031	21,510	21,044
Other comprehensive income		834	1,107	(3,109)
Equity value	$ 27,872	27,872	25,895	24,156
Profit/(loss)		1,575	1,845	(1,892)
Share of other comprehensive income, net amount		$ (246)	(208)	3,497
Yemen LNG Company Limited
Associates
% owned		39.62%
Novatek
Associates
% owned	19.40%
Refining & Chemicals | Saudi Aramco Total Refining & Petrochemicals
Associates
Non-current assets	$ 12,023	$ 12,023	9,780	10,003
Current assets	3,446	3,446	2,584	3,615
TOTAL ASSETS	15,469	15,469	12,364	13,618
Shareholder's equity	4,062	4,062	3,527	3,858
Non-current liabilities	6,899	6,899	5,850	6,365
Current liabilities	4,508	4,508	2,987	3,395
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	15,469	15,469	12,364	13,618
Revenues from sales		14,601	12,994	20,492
Net income		66	584	2,409
Other comprehensive income		$ (32)	$ (59)	$ 284
% owned		37.50%	37.50%	37.50%
Equity value	1,523	$ 1,523	$ 1,323	$ 1,447
Profit/(loss)		25	219	903
Share of other comprehensive income, net amount		34	(46)	147
Dividends paid to TotalEnergies		$ 150	321
Refinery production capacity (in barrels per day) | item		460,000
Refining & Chemicals | Qatar
Associates
Non-current assets	2,562	$ 2,562	2,882	3,905
Current assets	1,971	1,971	2,000	2,491
TOTAL ASSETS	4,533	4,533	4,882	6,396
Shareholder's equity	2,781	2,781	2,748	2,737
Non-current liabilities	654	654	835	2,062
Current liabilities	1,098	1,098	1,299	1,597
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	4,533	4,533	4,882	6,396
Revenues from sales		9,422	9,506	13,193
Net income		338	203	629
Other comprehensive income		13	(7)	(5)
Equity value	670	670	665	703
Profit/(loss)		88	78	161
Share of other comprehensive income, net amount		10	(7)	10
Dividends paid to TotalEnergies		$ 83	145	138
Refining & Chemicals | Qatar Petrochemical Company Q.S.C. (QAPCO)
Associates
% owned		20.00%
Refining & Chemicals | Qatofin Company Limited
Associates
% owned		49.08%
Refining & Chemicals | Laffan Refinery Company Limited 1
Associates
% owned		10.00%
Exploration and Production activities | Liquefaction entities
Associates
Non-current assets	31,698	$ 31,698	43,875	41,995
Current assets	7,531	7,531	5,850	8,333
TOTAL ASSETS	39,229	39,229	49,725	50,328
Shareholder's equity	23,078	23,078	35,755	19,565
Non-current liabilities	10,024	10,024	8,692	23,019
Current liabilities	6,127	6,127	5,278	7,744
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	39,229	39,229	49,725	50,328
Revenues from sales		23,407	26,288	35,888
Net income		6,732	6,896	10,257
Equity value	4,017	4,017	4,070	3,312
Including goodwill and identifiable assets	35	35	38	40
Profit/(loss)		762	825	(338)
Share of other comprehensive income, net amount		34	(22)	(70)
Dividends paid to TotalEnergies		$ 820	1,052	$ 1,224
Exploration and Production activities | Nigeria LNG Limited
Associates
% owned		15.00%
Exploration and Production activities | Angola LNG Limited
Associates
% owned		13.60%
Exploration and Production activities | Yemen LNG Company Limited
Associates
% owned		39.62%
Exploration and Production activities | Qatar Liquefied Gas Company Limited
Associates
% owned		10.00%
Exploration and Production activities | Qatar Liquefied Gas Company Limited (II)
Associates
% owned		16.70%
Exploration and Production activities | Oman LNG, LLC
Associates
% owned		5.54%
Exploration and Production activities | Abu Dhabi Gas Liquefaction Company Limited
Associates
% owned		5.00%
Exploration and Production activities | Qatar Liquified Gas Company Limited 5 (North Field East project)
Associates
% owned		25.00%
Exploration and Production activities | Qatar Liquefied Gas Company Limited 10 (North Field South Project)
Associates
% owned		25.00%
Exploration and Production activities | Energia Costa Azul LNG
Associates
% owned		16.60%
Exploration and Production activities | Novatek
Associates
% owned				19.40%
Profit/(loss)				$ (5,747)
Share of other comprehensive income, net amount				3,118
Dividends paid to TotalEnergies				883
Renewables and Electricity activities | Adani Green Energy Limited (AGEL)
Associates
Non-current assets	10,936	$ 10,936	7,887	6,961
Current assets	1,264	1,264	1,091	769
TOTAL ASSETS	12,200	12,200	8,978	7,730
Shareholder's equity	1,137	1,137	965	807
Non-current liabilities	8,175	8,175	5,712	5,805
Current liabilities	2,888	2,888	2,301	1,118
TOTAL LIABILITIES & SHAREHOLDERS' EQUITY	12,200	12,200	8,978	7,730
Revenues from sales		1,049	1,061	1,073
Net income		184	162	104
Other comprehensive income		$ (13)	$ 5	$ (112)
% owned		19.74%	19.74%	19.74%
Equity value	1,863	$ 1,863	$ 1,877	$ 1,856
Including goodwill and identifiable assets	$ 1,639	1,639	1,687	1,697
Profit/(loss)		36	32	21
Share of other comprehensive income, net amount		$ 9	$ 3	$ 23